Events Occurred During the Year - Summary of Profit or Loss and Cash Flow from Discontinued Operations (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure Of Cash Flows From Discontinued Operations [line items]
Net sales	$ 466,621	R$ 1,808,064	R$ 1,835,212	R$ 1,685,151
Cost of sales	(358,687)	(1,389,842)	(1,247,014)	(1,144,231)
Gross profit	107,934	418,222	588,198	540,920
Operating expenses:
Selling and marketing expenses	(123,931)	(480,206)	(495,190)	(431,065)
General and administrative expenses	(49,472)	(191,695)	(143,253)	(162,338)
Total operating expenses	(175,806)	(681,213)	(642,376)	(598,654)
Operating loss	(67,872)	(262,991)	(54,178)	(57,734)
Financial income	3,878	15,026	28,996	28,285
Financial expenses	(21,478)	(83,223)	(129,040)	(104,795)
Loss before income tax	(82,996)	(321,593)	(154,222)	(134,244)
Net loss from discontinued operations	(2,730)	(10,579)	(16,123)	(17,652)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for doubtful accounts	3,359	13,014	25,443	1,167
Depreciation and amortization	14,974	58,022	31,487	30,776
Loss on disposal of property and equipment, and intangible assets	(973)	(3,770)	(179)	(901)
Interest expense, net	16,018	62,066	110,568	90,605
Provision for inventory losses	18,717	72,526	4,904	949
Other	52	205	179	(9)
(Increase) decrease in:
Trade accounts receivable	(17,366)	(67,290)	75,095	67,767
Inventories	21,687	84,034	(108,386)	(79,904)
Recoverable taxes	8,836	34,236	(53,172)	(57,610)
Other assets	1,599	6,196	9,525	(20,901)
Increase (decrease) in:
Trade accounts payable	(386)	(1,497)	29,880	98,545
Taxes and contributions payable	139	537	5,112	9,334
Accrued expenses	6,378	24,719	(2,978)	30,118
Other liabilities	(2,135)	(8,273)	(8,683)	(12,954)
Cash flows from investing activities:
Purchase of property and equipment	(5,725)	(22,185)	(7,728)	(25,069)
Purchase of intangible assets	(18,515)	(71,743)	(49,378)	(47,043)
Cash flows from continuing financing activities:
Proceeds from debt	0	0	134,152	137,325
Payments of debt	(14,721)	(57,040)	(141,788)	(79,004)
Payments of interest	(16,230)	(62,889)	(108,429)	(105,234)
Effect of exchange rate changes on cash and cash equivalents	1,198	4,644	6,869	(5,083)
Net cash used in discontinued operations	(2,096)	(8,121)	(18,162)	(13,620)
Mexico [member] | Discontinued operations [member]
Disclosure Of Cash Flows From Discontinued Operations [line items]
Net sales	11,651	45,147	53,794	54,389
Cost of sales	(9,287)	(35,984)	(44,413)	(44,422)
Gross profit	2,364	9,163	9,381	9,967
Operating expenses:
Selling and marketing expenses	(2,465)	(9,550)	(14,017)	(12,708)
General and administrative expenses	(2,197)	(8,514)	(9,884)	(12,238)
Total operating expenses	(4,662)	(18,064)	(23,901)	(24,946)
Operating loss	(2,298)	(8,901)	(14,520)	(14,979)
Financial income	234	905	1,136	82
Financial expenses	(729)	(2,824)	(2,737)	(2,755)
Loss before income tax	(495)	(1,919)	(1,601)	(2,673)
Income tax expense	0	0	(2)
Net loss	(2,793)	(10,820)	(16,123)	(17,652)
Gain on sale of discontinued operation	63	241
Net loss from discontinued operations	(2,730)	(10,579)	(16,123)	(17,652)
Cash flows from operating activities:
Net loss	(2,793)	(10,820)	(16,123)	(17,652)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for doubtful accounts	40	155
Depreciation and amortization	76	294	333	462
Loss on disposal of property and equipment, and intangible assets	3	13	19
Interest expense, net	556	2,155	2,190	1,831
Provision for inventory losses	166	644	479	(100)
Other	0	0	2	(125)
(Increase) decrease in:
Trade accounts receivable	(22)	(85)	(645)	120
Inventories	1,011	3,916	(5,696)	2,709
Recoverable taxes	348	1,347	458	1,108
Other assets	355	1,374	414	(296)
Increase (decrease) in:
Trade accounts payable	(1,598)	(6,192)	4,410	(3,982)
Taxes and contributions payable	44	169	5	(157)
Accrued expenses	3	11	1,118	(625)
Other liabilities	(1,282)	(4,968)	(82)	3,629
Net cash provided by (used in) operating activities	(3,093)	(11,987)	(13,118)	(13,078)
Cash flows from investing activities:
Purchase of property and equipment	(15)	(59)	(133)	(165)
Purchase of intangible assets	0	0	(17)	(23)
Net cash provided by (used in) investing activities	(15)	(59)	(150)	(188)
Cash flows from continuing financing activities:
Proceeds from debt	6,754	26,169	25,832	25,306
Payments of debt	(5,224)	(20,240)	(28,671)	(23,548)
Payments of interest	(526)	(2,038)	(2,203)	(2,052)
Net cash provided by (used in) financing activities	1,004	3,891	(5,042)	(294)
Effect of exchange rate changes on cash and cash equivalents	8	34	148	(60)
Net cash used in discontinued operations	$ (2,096)	R$ (8,121)	R$ (18,162)	R$ (13,620)